Personnel - Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs
Wages and salaries	£ 2,630	£ 2,636	£ 2,453
Social security costs	280	274	257
Pensions	144	142	150
Share based remuneration	66	56	46
Total staff costs	£ 3,120	£ 3,108	£ 2,906